Subsequent Events - Additional Information (Detail)							12 Months Ended
	Jun. 11, 2015	Apr. 28, 2015 USD ($) shares	Feb. 27, 2015 USD ($) shares	Feb. 20, 2015 USD ($) shares	Jan. 09, 2015 USD ($)	Jul. 31, 2011 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Feb. 27, 2015 EUR (€)	Jan. 08, 2015 USD ($)	Jun. 30, 2010 shares
Subsequent Event [Line Items]
Proceeds from issuance of common stock, net							$ 28,308,000
Warrants outstanding | shares											1,500,000
A C E Securities Case
Subsequent Event [Line Items]
Repurchase reserve							900,000
Increasing earnings from discontinued operations before income taxes							$ 4,600,000
Asset Based Facility | Canada Subfacility
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate Description							Canadian dollar denominated loans under the Canadian Subfacility will bear interest, at the borrowers’ option, either (i) at 1, 2, 3 or 6-month interest periods at an average Canadian interbank rate, or (ii) floating at the greater of the Canadian prime rate or the average 30-day Canadian interbank rate plus 1.35%, in each case plus a margin based on the amount of the excess availability under the Asset-Based Facility.
Asset Based Facility | US Subfacility
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate Description							US dollar denominated loans under the US Subfacility will bear interest, at the borrowers’ option, either (i) at 1, 2, 3 or 6-month interest periods at LIBOR, or (ii) the Base Rate (as defined below), in each case plus a margin based on the amount of the excess availability under the Asset-Based Facility. The “Base Rate” is equal to the greater of (a) the US Prime Rate (as defined in the Revolving Credit Agreement), (b) the US Federal Funds Rate plus 50 basis points, and (c) the sum of LIBOR plus a margin based on the amount of the excess availability under the Asset-Based Facility.
NABCO
Subsequent Event [Line Items]
Business acquisition, purchase price						$ 36,900,000
Subsequent Event
Subsequent Event [Line Items]
Senior secured notes principal amount issued to purchasers										$ 305,000,000
Line of credit facility, expiration date			Jan. 15, 2019
Debt instrument, variable interest rate			1.65%
Factoring facility initial interest rate			1.686%
Subsequent Event | A C E Securities Case
Subsequent Event [Line Items]
Repurchase reserve								$ 700,000
Statute of limitations on loan repurchase	6 years
Subsequent Event | Eurodollar
Subsequent Event [Line Items]
Debt Instrument, Covenant Compliance Receivables purchased discount percentage			15.00%
Subsequent Event | G E Capital
Subsequent Event [Line Items]
Credit facility amount | €									€ 50,000,000
Subsequent Event | Asset Based Facility
Subsequent Event [Line Items]
Credit facility amount			$ 110,000,000
Subsequent Event | Asset Based Facility | Canada Subfacility
Subsequent Event [Line Items]
Credit Facility default percentage			2.00%
Funding fees			1.00%
Subsequent Event | Asset Based Facility | US Subfacility
Subsequent Event [Line Items]
Funding fees			1.00%
Subsequent Event | Asset Based Facility | Prime Rate | Canada Subfacility
Subsequent Event [Line Items]
Debt instrument, variable interest rate			1.35%
Subsequent Event | Asset Based Facility | G E Capital
Subsequent Event [Line Items]
Credit facility amount			$ 95,000,000
Line of credit facility, expiration date			Feb. 27, 2019
Subsequent Event | Asset Based Facility | Wintrust Bank
Subsequent Event [Line Items]
Credit facility amount			$ 15,000,000
Subsequent Event | NABCO
Subsequent Event [Line Items]
Business acquisition, purchase price					$ 78,000,000
Purchase price deposited in escrow account					3,900,000
Net proceeds from sale after escrow deposit					$ 56,300,000
Subsequent Event | Real Alloy Acquisition
Subsequent Event [Line Items]
Business acquisition, purchase price			525,000,000
Purchase price, initial cash payment			500,000,000
Business acquisition, share issued | shares				9,751,773
Business acquisition, cash acquired			5,500,000
Business acquisition, liability assumed			4,300,000
Net proceeds from asset-based facility			87,500,000
Business acquisition, escrow deposit			5,000,000
Proceeds from issuance of common stock, net		$ 4,800,000		$ 55,000,000
Warrant issued to purchase common stock | shares		843,000
Warrants outstanding | shares		1,500,000
Subsequent Event | Real Alloy Acquisition | Series B Preferred Stock
Subsequent Event [Line Items]
Issuance of non-participating preferred stock			$ 25,000,000
Business acquisition, share issued | shares			25,000
Shares under escrow | shares			25,000